Other Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Other Intangible Assets
As of December 31, 2019 other intangible assets consist mainly of brands, intellectual property, developed technology, customer relationships obtained from the acquisitions of HMI (2016) and Cymer (2013):

(in millions)	Brands €	Intellectual property €	Developed technology €	Customer relationships €	Other €	Total €
Cost
Balance at January 1, 2018	38.2	61.9	1,199.9	228.6	32.2	1,560.8
Additions	—	5.0	—	—	37.0	42.0
Disposals	—	—	—	—	—	—
Effect of changes in exchange rates	1.0	2.0	—	—	(3.0)	—
Balance at December 31, 2018	39.2	68.9	1,199.9	228.6	66.2	1,602.8
Additions	—	73.7	—	—	42.1	115.8
Disposals	—	—	—	—	(0.2)	(0.2)
Effect of changes in exchange rates	(0.3)	(0.2)	0.2	—	2.4	2.1
Balance at December 31, 2019	38.9	142.4	1,200.1	228.6	110.5	1,720.5

Accumulated amortization
Balance at January 1, 2018	4.8	60.0	264.2	57.8	8.0	394.8
Amortization	1.9	1.2	82.1	12.7	5.8	103.7
Disposals	—	—	—	—	—	—
Effect of changes in exchange rates	0.7	1.6	0.2	—	(2.2)	0.3
Balance at December 31, 2018	7.4	62.8	346.5	70.5	11.6	498.8
Amortization	1.9	7.8	82.0	12.7	11.0	115.4
Disposals	—	—	—	—	(0.2)	(0.2)
Effect of changes in exchange rates	(0.1)	—	0.1	—	2.1	2.1
Balance at December 31, 2019	9.2	70.6	428.6	83.2	24.5	616.1

Carrying amount
December 31, 2018	31.8	6.1	853.4	158.1	54.6	1,104.0
December 31, 2019	29.7	71.8	771.5	145.4	86.0	1,104.4

Future Amortization Expenses
As of December 31, 2019, the estimated amortization expenses for other intangible assets, for the next 5 years and thereafter, are as follows:

(in millions)	€
2020	120.0
2021	120.0
2022	117.0
2023	109.0
2024	102.0
Thereafter	536.4
Amortization expenses	1,104.4